STATEMENT OF CASH FLOWS (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CIK0001853021 Metals Acquisition Corp [Member]
Forfeiture of 558,805 founder shares (in shares)	558,805	558,805